EQUITY TRANSACTIONS (Details) - $ / shares					6 Months Ended		12 Months Ended
	Dec. 23, 2022	Aug. 19, 2022	Jun. 27, 2022	May 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
EQUITY TRANSACTIONS
Options exercise price per share							$ 0.07
Issuance of ordinary shares from exercise of share options, shares					15,752,320
Restricted shares granted					47,419,000
Restricted shares vested					47,419,000
Restricted shares exercised					47,419,000
Warrant convertible into common stock ratio	1.00%
Series A Warrants
EQUITY TRANSACTIONS
Exercise price of warrant			$ 11.00
Series B Warrants
EQUITY TRANSACTIONS
Exercise price of warrant			10.00
Private Placement
EQUITY TRANSACTIONS
Combined purchase price of each ADS and accompanying Warrants			10.00
Combined purchase price of each Pre-Funded Warrant and accompanying Warrants			9.90
Exercise price of warrant		$ 6.00	$ 0.10
Private Placement | Series A Warrants
EQUITY TRANSACTIONS
Exercise price of warrant		6.60
Private Placement | Series B Warrants
EQUITY TRANSACTIONS
Exercise price of warrant		$ 6.00
Class A Ordinary shares
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares					1,599,935,000		1,599,935,000
Ordinary shares, par value per share					$ 0.00005		$ 0.00005
Ordinary shares issued					1,111,232,210		1,063,813,210
Ordinary shares, shares outstanding					1,111,232,210		1,063,813,210
Shares issued for asset acquisition				16,038,930		16,038,930
Class B Ordinary shares
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares					400,000,000		400,000,000
Ordinary shares, par value per share					$ 0.00005		$ 0.00005
Ordinary shares issued					99		99
Ordinary shares, shares outstanding					99		99
Class A preference shares
EQUITY TRANSACTIONS
Preferred stock shares authorized					65,000		65,000
ADS | Private Placement
EQUITY TRANSACTIONS
Number of shares issued during period		1,556,667	1,120,000
ADS | Private Placement | Prefunded Warrants
EQUITY TRANSACTIONS
Warrants offered to purchase shares			480,000
ADS | Private Placement | Series A Warrants | Maximum
EQUITY TRANSACTIONS
Warrants offered to purchase shares			1,600,000
Warrants to purchase		1,556,667
ADS | Private Placement | Series B Warrants | Maximum
EQUITY TRANSACTIONS
Warrants offered to purchase shares			1,600,000
Warrants to purchase		1,556,667